CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 158,543	¥ 1,103,747	¥ 443,586
Restricted cash	33,055	230,125	350,632
Short-term investments	1,652	11,500	71,483
Accounts receivable, net	314,571	2,189,980	1,352,596
Prepayments and other current assets	27,962	194,668	210,996
Total current assets	535,783	3,730,020	2,429,293
Non-current assets
Property, equipment and software, net	1,192	8,298	15,450
Equity method investments	83,206	579,263	346,159
Long-term equity investment	5,746	40,000	56,000
Deferred tax assets	1,047	7,289	8,467
Other non-current assets	1,042	7,255	23,915
Total non-current assets	92,233	642,105	449,991
Total assets	628,016	4,372,125	2,879,284
Current liabilities
Short-term bank borrowings (including short-term bank borrowings of consolidated VIE without recourse to the Company of RMB395,000 and RMB490,000 as of December 31, 2018 and 2019, respectively. Note 1)	70,384	490,000	395,000
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB1,107,836 and RMB1,897,219, as of December 31, 2018 and 2019, respectively. Note 1)	272,575	1,897,611	1,128,248
Customers' refundable fees (including customers' refundable fees of consolidated VIE without recourse to the Company of RMB41,697 and RMB44,916 as of December 31, 2018 and 2019, respectively. Note 1)	6,452	44,916	41,697
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB392,251 and RMB283,749 as of December 31, 2018 and 2019, respectively. Note 1)	48,641	338,626	425,470
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB297 and RMB7 as of December 31, 2018 and 2019, respectively. Note 1)	1	7	369
Total current liabilities	398,053	2,771,160	1,990,784
Non-current liabilities
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB11,916 and RMB11,061 as of December 31, 2018 and 2019, respectively. Note 1)	1,711	11,910	12,646
Total non-current liabilities	1,711	11,910	12,646
Total liabilities	399,764	2,783,070	2,003,430
Commitments and contingencies (Note 19)
Mezzanine equity
Total mezzanine equity			2,743,144
Deficit:
Series A-1 Convertible Preferred Shares (US$ 0.0000001 par value, 102,102,318 shares authorized, issued and outstanding as of December 31, 2017, 2018 and 2019)			5,513
Additional paid-in capital	700,988	4,880,135	55,052
Accumulated other comprehensive loss	(52,989)	(368,897)	(274,540)
Accumulated deficit	(419,747)	(2,922,184)	(1,653,315)
Total (deficit) equity	228,252	1,589,055	(1,867,290)
Total liabilities, mezzanine equity and (deficit) equity	$ 628,016	4,372,125	2,879,284
Series A-2 Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			102,743
Series B Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			446,889
Series C Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity			¥ 2,193,512
Class A ordinary shares
Deficit:
Ordinary shares, Value		1
Total (deficit) equity		¥ 1